Consolidated Statements Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit (loss) for the year	R$ (9,095,107)	R$ 24,615,555	R$ (6,656,162)
Hedge accounting loss	(1,152)
Actuarial gains (losses)	(9,795)	105,515	30,253
Exchange losses on investment abroad	(16,372)	(110,098)	163,770
Pre-tax comprehensive income	(9,122,426)	24,610,972	(6,462,139)
Effect of taxes on other comprehensive income:
Actuarial loss		(35,875)	(10,371)
Total comprehensive income (loss) for the year	(9,122,426)	24,575,097	(6,472,510)
Comprehensive income (loss) attributable to owners of the Company	(9,025,115)	24,625,063	(6,203,313)
Comprehensive loss attributable to non-controlling interests	R$ (97,311)	R$ (49,966)	R$ (269,197)